Note 12 - Convertible Note Payable	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Convertible Note Payable Disclosure [Text Block]
Note 12 –	Convertible Note Payable

On
July 2, 2018,
we issued to Panacea Venture Management Company Ltd. (Panacea) a Secured Convertible Promissory Note (the Note) with respect to a loan facility in the aggregate amount of up to
$1.5
 million, which was funded in
two
loans of,
$1.0
million on the date of the Note and
$0.5
million on
July 23, 2018.
The Note had a maturity date of
December 31, 2018
and accrued interest at a rate of
15%
per annum until the Note was paid in full or converted into shares of our common stock at a price per share of
$4.00.
In addition, in lieu of converting the Note, Panacea could deliver the Note into a private placement in which Panacea Venture Healthcare Fund I L.P., an affiliate of Panacea, participated. In connection with these Loans, we granted to Panacea a security interest in substantially all our assets.

In connection with the Note, we issued to Panacea warrants (the “Series D Warrants”) to purchase
187,500
shares (the “Warrant Shares”) at an exercise price of
$4.00
per Warrant Share (the “Exercise Price”). The Warrants
may
be exercised at any time beginning
six
months after the date of issuance and through the
fifth
anniversary of the date of issuance. The Warrants
may
not
be exercised to the extent that the holder would, following such exercise, beneficially own more than
9.99%
of our outstanding shares of common stock, which percentage
may
be increased, decreased or waived by such holder upon
sixty-one
days’ notice to us. The Warrants also contain customary provisions that adjust the Exercise Price and the number of Warrant Shares in the event of a corporate transaction.

We recorded the Note as current debt at its face value of
$1.5
million less debt discounts consisting of (i)
$0.4
million fair value of the warrants issued in connection with the Note and (ii) a
$0.4
million beneficial conversion feature related to an embedded conversion option that had an effective conversion price that was less than the fair value of the underlying stock at the commitment date. The discount is being accreted to the
$1.5
million loan over its term using the effective interest method. The Panacea Warrants are derivatives that qualify for an exemption from liability accounting as provided for in ASC Topic
815,
Derivatives and Hedging – Contracts in Entity’s Own Equity
, and have been classified as equity.

The fair value at issuance of the Panacea Warrants was determined using the Black-Scholes option-pricing model. The input assumptions used in the valuation are the historical volatility of our common stock price, the expected term of the warrants, and the risk-free interest rate based on the five
-year treasury bill rate in effect at the measurement date.

Significant Input Assumptions of Warrant Valuation
Historical volatility	103%
Expected term (in years)	5
Risk-free interest rate	2.75%

The following amounts comprise the convertible note interest expense for the periods presented:

Year Ended December 31,
(in thousands)	2018

Non-cash amortization of debt discounts	$833
Cash interest expense	106
Total convertible note interest expense	$939

Extinguishment of Panacea Convertible Promissory Note

On
December 27, 2018,
we repaid the Note in its entirety in cash of
$1.5
million. As part of the extinguishment of debt, we recorded a gain on extinguishment of debt of approximately
$0.4
million, relating to the reacquisition of the beneficial conversion option. The gain was calculated using the intrinsic value of the beneficial conversion option, which is the product of: (i) the difference between the common stock price on the date of extinguishment of
$5.11
and the conversion price of
$4.00,
and (ii)
375,000
shares convertible into common stock.